Schedule of stock options, DSUs, RSUs, PSUs, and warrants (Details)			9 Months Ended			12 Months Ended
	Jul. 11, 2025 shares	May 26, 2025 shares	Sep. 30, 2026 USD ($) shares	Sep. 30, 2026 $ / shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Balance, value			$ 222,974,359
Number of shares, Granted / vested | shares	200,000	70,422
Exercised, value					$ 7,458,147
Number of shares, balance | shares			17,342,217
Balance, value			$ 226,914,705			$ 222,974,359
Share capital [member]
IfrsStatementLineItems [Line Items]
Balance, value			24,972,066		$ 26,401,006	26,401,006
Granted / vested, value			4,112,458			13,355,953
Exercised, value			(3,940,346)			(13,698,623)
Expired / cancelled, value			(2,980,120)			(1,086,270)
Forfeited, value			(106,211)
Number of shares, Paid in cash			(14,507)
Balance, value			$ 22,043,340			$ 24,972,066
Share capital [member] | Share options [member]
IfrsStatementLineItems [Line Items]
Number of shares, balance | shares			19,737,217		28,253,782	28,253,782
Weighted average exercise price, balance | $ / shares				$ 1.32			$ 1.32
Balance, value			$ 14,052,954		$ 16,904,428	$ 16,904,428
Number of shares, Granted / vested | shares			450,000			1,671,030
Weighted average exercise price, Granted / vested | $ / shares				1.03			4.51
Granted / vested, value			$ 547,494			$ 4,521,451
Number of shares, Exercised | shares						(9,237,595)
Weighted average exercise price, Exercised | $ / shares							1.14
Exercised, value						$ (6,432,505)
Number of shares, Expired / cancelled | shares			(2,845,000)			(950,000)
Weighted average exercise price, Expired / cancelled | $ / shares				1.44			3.77
Expired / cancelled, value			$ (2,980,120)			$ (940,420)
Number of shares, Forfeited | shares
Weighted average exercise price, Forfeited | $ / shares
Forfeited, value
Number of shares, Forfeited | shares
Number of shares, Paid in cash | shares
Weighted average exercise price, Paid in cash | $ / shares
Number of shares, Paid in cash
Number of shares, balance | shares			17,342,217			19,737,217
Weighted average exercise price, balance | $ / shares				1.55			1.32
Balance, value			$ 11,620,328			$ 14,052,954
Share capital [member] | Deferred share units [member]
IfrsStatementLineItems [Line Items]
Number of shares, balance | shares			9,892,442		13,126,012	13,126,012
Balance, value			$ 9,109,269		$ 8,768,445	$ 8,768,445
Number of shares, Granted / vested | shares						1,839,685
Granted / vested, value			$ 1,318,638			$ 7,394,757
Number of shares, Exercised | shares			(1,708,073)			(637,500)
Exercised, value			$ (2,699,990)			$ (6,908,083)
Number of shares, Expired / cancelled | shares						(4,435,755)
Expired / cancelled, value						$ (145,850)
Number of shares, Forfeited | shares
Forfeited, value
Number of shares, Forfeited | shares
Number of shares, Paid in cash | shares
Number of shares, Paid in cash
Number of shares, balance | shares			8,184,369			9,892,442
Balance, value			$ 7,727,917			$ 9,109,269
Share capital [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares, balance | shares			2,032,500
Balance, value			$ 1,191,943
Number of shares, Granted / vested | shares			1,222,750			2,145,000
Granted / vested, value			$ 2,126,879			$ 1,408,193
Number of shares, Exercised | shares			(726,139)			(112,500)
Exercised, value			$ (1,240,356)			$ (216,250)
Number of shares, Expired / cancelled | shares
Expired / cancelled, value
Number of shares, Forfeited | shares			210,000
Forfeited, value			$ (106,211)
Number of shares, Forfeited | shares			(210,000)
Number of shares, Paid in cash | shares			(37,004)
Number of shares, Paid in cash			$ (14,507)
Number of shares, balance | shares			2,282,107			2,032,500
Balance, value			$ 1,957,748			$ 1,191,943
Share capital [member] | PSU [member]
IfrsStatementLineItems [Line Items]
Number of shares, balance | shares			200,000
Balance, value			$ 31,552
Number of shares, Granted / vested | shares						200,000
Granted / vested, value			$ 119,447			$ 31,552
Number of shares, Exercised | shares
Exercised, value
Number of shares, Expired / cancelled | shares
Expired / cancelled, value
Number of shares, Forfeited | shares
Forfeited, value
Number of shares, Forfeited | shares
Number of shares, balance | shares			200,000			200,000
Balance, value			$ 150,999			$ 31,552
Share capital [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares, balance | shares			20,000,000		23,125,000	23,125,000
Weighted average exercise price, balance | $ / shares				0.20			0.20
Balance, value			$ 586,348		$ 728,133	$ 728,133
Number of shares, Granted / vested | shares
Weighted average exercise price, Granted / vested | $ / shares
Granted / vested, value
Number of shares, Exercised | shares						(3,125,000)
Weighted average exercise price, Exercised | $ / shares							0.23
Exercised, value						$ (141,785)
Number of shares, Expired / cancelled | shares
Weighted average exercise price, Expired / cancelled | $ / shares
Expired / cancelled, value
Number of shares, Forfeited | shares
Weighted average exercise price, Forfeited | $ / shares
Forfeited, value
Number of shares, Forfeited | shares
Number of shares, balance | shares			20,000,000			20,000,000
Weighted average exercise price, balance | $ / shares							$ 0.20
Balance, value			$ 586,348			$ 586,348